Market Concentrations (Schedule of Revenues Concentration from Major Customers and Narrative) (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales Revenue, Goods, Gross | Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%	28.00%	28.00%
Sales Revenue, Goods, Gross | Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	25.00%	29.00%
Sales Revenue, Goods, Gross | Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	26.00%	21.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	59.00%	72.00%